Goodwill and Intangible Assets (Details) - Schedule of Carrying Amount of Goodwill - Goodwill [Member] $ in Thousands	12 Months Ended
Mar. 31, 2023 USD ($)
Schedule of Carrying Amount of Goodwill [Line Items]
Balance at beginning	$ 12,041
Acquisitions
Balance at ending	$ 12,041